FINANCIAL INSTRUMENTS - Summary of Activity in Accumulated Other Comprehensive Income Related to Derivatives (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Before-Tax Amount
Accumulated derivative net losses, beginning of period	$ (23)	$ 1
Net changes in fair value of derivatives	(71)	31
Net losses reclassified from accumulated other comprehensive income into income	28	(16)
Accumulated derivative net losses, end of period	(66)	16
Income Tax
Accumulated derivative net losses, beginning of period	1	0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, Tax	20	(4)
Reclassification from AOCI, Current Period, Tax	(4)	0
Accumulated derivative net losses, end of period	17	(4)
After-Tax Amount
Accumulated derivative net losses, beginning of period	(22)	1
Net changes in fair value of derivatives	(51)	27
Net losses reclassified from accumulated other comprehensive income into income	24	(16)
Accumulated derivative net losses, end of period	$ (49)	$ 12